Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net Income/(Loss) from continuing operations	$ (868,695)	$ 746,740
Stock-based compensation	0	0
Adjustments to reconcile net operating income/(Loss) to net cash provided by operating activities:
Depreciation	24,946	20,709
Amortization of employee incentive mortgages	6,578	23,684
PPP Expense Reimbursement	361,299	351,370
(Increase)/Decrease in Net Accounts Receivable	(339,459)	185,954
(Increase)/Decrease in Other Assets	(292,821)	43,226
Increase/(Decrease) in Accounts Payable	1,228,007	(53,387)
Net cash provided by operating activities	119,855	1,318,296
Cash Flows from Investing Activities
Proceed from related party loans	0	39,935
Net cash (used) by investing activities	0	39,935
Cash Flows from Financing Activities
(Repayment) of Loan from Related Party	326,035	(55,000)
Premiums paid for stockholders’ life insurance	7,052	(34,563)
Distributions to stockholders	(1,261,729)	(133,308)
Net cash (used)/provided by financing activities	(928,642)	(222,871)
Net Increase in Cash and Cash Equivalents	(808,787)	1,135,360
Add: Cash and Cash Equivalents – Beginning	863,812	492,330	$ 492,330
Cash and Cash Equivalents – Ending	55,025	1,627,690	863,812	$ 492,330
Supplemental Disclosures:
Interest paid	0	0
Income taxes paid	2,890	1,500
Common Stock issued to reduce notes payable related parties	0	5,000
PHONEBRASIL INTERNATIONAL, INC.
Cash Flows from Operating Activities
Net Income/(Loss) from continuing operations			(264,286)	(8,875)
Stock-based compensation			221,132
Adjustments to reconcile net operating income/(Loss) to net cash provided by operating activities:
Accounts payable and accrued expenses			(7,500)	1,375
Net cash provided by operating activities			(50,654)	(7,500)
Cash Flows from Investing Activities
Net cash (used) by investing activities
Cash Flows from Financing Activities
Proceeds from related party loans			50,654	7,500
Net cash (used)/provided by financing activities			50,654	7,500
Net Increase in Cash and Cash Equivalents
Add: Cash and Cash Equivalents – Beginning
Cash and Cash Equivalents – Ending
Supplemental Disclosures:
Interest paid
Income taxes paid
Common Stock issued to reduce notes payable related parties			$ 150